Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total	Common Shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Statutory reserve [Member]	Retained Earnings [Member]	Total New Oriental Education & Technology Group Inc. Shareholders' Equity [Member]	Non-controlling Interests [Member]
Balance at May. 31, 2015		$ 1,223,844	$ 1,584	$ 141,653	$ (19)	$ 99,505	$ 153,610	$ 824,015	$ 1,220,348	$ 3,496
Balance, shares at May. 31, 2015			156,486,763
Reissuance of treasury stock for the exercises of employee share options		2,431		2,428	3				2,431
Reissuance of treasury stock for the exercises of employee share options, shares			240,304
Reissuance of treasury stock for non-vested equity shares				(7)	7
Reissuance of treasury stock for non-vested equity shares, shares			712,330
Share-based compensation expenses		16,810		16,810					16,810
Transfer to statutory reserves							31,853	(31,853)
Dividend declared	[1]	(62,668)						(62,668)	(62,668)
Equity restructure of a subsidiary	[2]			23,214			(766)	(22,448)
Net income		225,328						224,884	224,884	444
Foreign currency translation adjustment		(72,464)				(72,193)			(72,193)	(271)
Unrealized gain on available-for-sale investments, net of tax effect of nil, US$3,762 and US$17,446		36,635				35,636			35,636	999
Capital contribution from non-controlling interests and new non-controlling interests recognized in acquisitions		68,498		39,579					39,579	28,919
Repurchase shares from non-controlling interests		(3,752)		(255)					(255)	(3,497)
Balance at May. 31, 2016		1,434,662	$ 1,584	223,422	(9)	62,948	184,697	931,930	1,404,572	30,090
Balance, shares at May. 31, 2016			157,439,397
Reissuance of treasury stock for the exercises of employee share options		256		256					256
Reissuance of treasury stock for the exercises of employee share options, shares			48,047
Reissuance of treasury stock for non-vested equity shares				(2)	2
Reissuance of treasury stock for non-vested equity shares, shares			200,000
Share-based compensation expenses		20,287		20,287					20,287
Transfer to statutory reserves							35,278	(35,278)
Net income		276,796						274,457	274,457	2,339
Foreign currency translation adjustment		(47,440)				(46,331)			(46,331)	(1,109)
Unrealized gain on available-for-sale investments, net of tax effect of nil, US$3,762 and US$17,446		22,521				22,544			22,544	(23)
Balance at May. 31, 2017		$ 1,720,078	$ 1,584	249,126	(7)	39,161	219,975	1,171,109	1,680,948	39,130
Balance, shares at May. 31, 2017		158,379,387	157,687,444
Capital contribution from non-controlling interests and new non-controlling interests recognized in an acquisition		$ 12,996		5,163					5,163	7,833
Reissuance of treasury stock for the exercises of employee share options		$ 1		1					1
Reissuance of treasury stock for the exercises of employee share options, shares			500
Reissuance of treasury stock for non-vested equity shares				(6)	6
Reissuance of treasury stock for non-vested equity shares, shares		2,929,780	631,966
Share-based compensation expenses		$ 57,443		57,443					57,443
Transfer to statutory reserves							43,543	(43,543)
Dividend declared	[3]	(71,384)						(71,153)	(71,153)	(231)
Net income		297,237						296,130	296,130	1,107
Foreign currency translation adjustment		79,293				76,344			76,344	2,949
Unrealized gain on available-for-sale investments, net of tax effect of nil, US$3,762 and US$17,446		129,545				129,381			129,381	164
Capital contribution from non-controlling interests and new non-controlling interests recognized in acquisitions		(111,769)		(113,784)					(113,784)	2,015
Repurchase shares from non-controlling interests		(92,373)		(63,721)					(63,721)	(28,652)
Balance at May. 31, 2018		$ 2,008,071	$ 1,584	$ 129,059	$ (1)	$ 244,886	$ 263,518	$ 1,352,543	$ 1,991,589	$ 16,482
Balance, shares at May. 31, 2018		158,379,387	158,319,910

[1]	On July 19, 2015, the Company declared a special cash dividend in the amount of US$0.4 per American Depositary Share ("ADS"). The aggregate amount of cash dividend paid was US$62,668, which was funded by retained earnings. The dividend was fully paid on October 7, 2015 to shareholders of record at the close of business on September 4, 2015. One ADS represents one common share.
[2]	In January 2016, Beijing New Oriental Xuncheng Network Technology Co., Ltd. ("Xuncheng"), a subsidiary of the Group, transformed from a limited liability company to a joint stock limited company. The Group's accumulated retained earnings and statutory reserve related to Xuncheng were reclassified to additional paid-in-capital in the consolidation financial statements.
[3]	On July 25, 2017, the Company declared a special cash dividend in the amount of US$0.45 per ADS. The aggregate amount of cash dividend paid was US$71,153, which was funded by retained earnings. The dividend was fully paid on October 6, 2017 to shareholders of record at the close of business on September 1, 2017.